Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE F - Employee Benefit Plans

The Company sponsors a noncontributory pension plan which covers substantially all employees.  Benefits are based on years of service and the highest consecutive 60 months average earnings within the last 120 months of credited service.  Benefits are funded based on actuarially-determined amounts.

The following table provides additional details for the Company on a consolidated basis as of December 31.

	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$18,811,475	$15,571,330
Service cost	498,989	431,993
Interest cost	1,123,196	1,003,940
Actuarial (gain) loss	4,209,766	2,348,817
Benefits paid	(545,018)	(544,605)
Benefit obligation at end of year	$24,098,408	$18,811,475

Change in plan assets:
Fair value of plan assets at beginning of year	$13,204,844	$11,267,073
Actual return on plan assets	451,544	1,432,376
Employer contributions	1,440,000	1,050,000
Benefits paid	(545,018)	(544,605)
Fair value of plan assets at end of year	$14,551,370	$13,204,844

Funded status	$(9,547,038)	$(5,606,631)
Unrecognized net actuarial loss	-	-
Accrued pension liability	$(9,547,038)	$(5,606,631)

Components of net periodic benefit cost:
Service cost	$498,989	$431,993
Interest cost	1,123,196	1,003,940
Expected return on plan assets	(1,098,269)	(969,003)
Recognized actuarial net loss	705,713	486,127
Net periodic benefit cost	$1,229,629	$953,057

Accumulated benefit obligation	$22,090,615	$17,066,852

The portion of the accrued pension liability included in accumulated other comprehensive loss at December 31, 2011 is $10,195,608, which has been recorded net of related tax of $3,466,507. The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2010 is $6,044,830, which has been recorded net of related tax of $2,055,242. These amounts are solely the result of unamortized actuarial net losses not yet amortized into income.

Amounts recognized in other comprehensive income (loss) for the year ended December 31 are as follows:

	2011	2010
Net gain (loss)	$(4,856,491)	$(1,885,444)
Amortization of actuarial net loss	705,713	486,127
	(4,150,778)	(1,399,317)
Deferred federal income tax	1,411,265	475,768
Total recognized in other comprehensive income	$(2,739,513)	$(923,549)

The estimated net loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2012 is $993,441.

Weighted-average actuarial assumptions used at December 31, 2011 and 2010 to determine benefit obligations and net periodic benefit cost are as follows:

	December 31
	2011	2010
Discount rate	4.50%	5.50%
Expected return on plan assets	8.50%	8.50%
Rate of compensation increases	3.00%	3.00%

The long-term rate of return for plan assets is determined based on an analysis of historical returns on invested assets, anticipated future fixed income, equity investment markets, and diversification needs.  Long term trends are evaluated relative to current market factors such as inflation, interest rates and investment strategies, including risk management, in order to assess the assumptions as applied to the plan.

The Company employs a conservative investment strategy whereby the majority of invested assets are held in appropriate investments for defined benefit pension plans, including a small portion of plan assets held in common stock of the Company. The Company uses an independent third party to administer its retirement plan. At December 31, 2011, the assets of the plan consisted of the trust account that is invested in a diversified assortment of mutual fund investments having a combined fair market value of $14,055,370 and 31,000 shares of Company common stock with a fair value of $496,000. At December 31, 2010, the assets of the plan consisted of mutual fund investments at a combined fair market value of $12,631,344 and 31,000 shares of Company common stock with a fair value of $573,500. Mutual fund investments held by the plan at December 31, 2011 and 2010 are considered Level 1 assets and are valued based on quoted market prices in an active market. Shares of Company common stock held by the plan at December 31, 2011 and 2010 are considered Level 2 assets and are valued based on observable inputs, such as quoted prices in markets with limited activity. Dividends of $5,580 and $4,030 were paid to the plan in 2011 and 2010, respectively, on the Company common stock. The plan made no purchases or sales of Company common stock during 2011 or 2010.

A summary of the allocation of plan assets by investment type as of December 31, 2011 and 2010 is as follows:

	December 31
	2011	2010
Equity mutual fund securities	44%	33%
Debt mutual fund securities	53%	63%
Company common stock	3%	4%

The Company expects to contribute approximately $1,440,000 to its pension plan in 2012.

The following benefit payments, which reflect expected future service, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021

Pension benefits	$1,317,000	$851,000	$1,350,000	$2,105,000	$1,337,000	$7,043,000

The Company also sponsors a 401(k) defined contribution plan, which was amended on November 27, 2002 to adopt the provisions of a 403(b) plan. Employees have the option to invest in Company stock or select mutual funds. The Company matches 100% of employee contributions invested in the Company’s stock. At December 31, 2011, the plan held Company stock of 343,370 shares with a fair value of $5,493,923 and various mutual funds with a total fair value of $586,379. At December 31, 2010, the plan held Company stock of 334,875 shares with a fair value of $6,195,191 and various mutual funds with a total fair value of $377,366. Matching contributions to the plan expensed for 2011 and 2010 were $279,348 and $265,806, respectively. Dividends paid to the plan on Company stock in 2011 and 2010 were $60,514 and $42,215, respectively.

In addition, the Company sponsors a deferred compensation plan for selected executive officers.  The Company matches officer contributions to the plan. Executive officers may participate in the deferred compensation plan and/or the 401(k) plan. At December 31, 2011, plan assets consisted of 19,585 shares of the Company’s common stock with a fair market value of $313,360 and cash equivalents totaling $7,736. At December 31, 2010, plan assets consisted of 18,185 shares of the Company’s common stock with a fair market value of $336,424 and cash equivalents totaling $1,464. Matching contributions to the plan expensed for 2011 and 2010 were $17,750 and $17,317, respectively. Dividends paid to the plan on Company stock in 2011 and 2010 were $3,309 and $2,208, respectively.